Employee cost (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Employee Cost

Employee cost consists of the following:

	Year ended March 31,
	2018		2018		2017		2016
	(In millions)
Salaries, wages and welfare expenses	US$	4,149.5	Rs.	270,441.8	Rs.	255,325.7	Rs.	253,989.3
Contribution to provident fund and other funds		493.7		32,183.0		28,262.3		34,128.1

Total	US$	4,643.2	Rs.	302,624.8	Rs.	283,588.0	Rs.	288,117.4